Capital Commitments	12 Months Ended
Mar. 31, 2025
Capital commitments [abstract]
Capital Commitments
35)
CAPITAL COMMITMENTS

Estimated amount of contracts remaining to be executed on capital account and not provided for (net of advances) aggregate to USD 90 as at March 31, 2025 (March 31, 2024: USD 455).